Segments and Geographical Information (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total revenues		$ 28,932	$ 27,427	$ 25,599
Long-lived assets	[1]	651	514	480
Israel [Member]
Segment Reporting Information [Line Items]
Total revenues		21,870	20,619	19,044
Long-lived assets	[1]	651	514	480
India [Member]
Segment Reporting Information [Line Items]
Total revenues		4,497	3,119	3,140
Long-lived assets	[1]
Far East [Member]
Segment Reporting Information [Line Items]
Total revenues		1,416	2,964	1,390
Long-lived assets	[1]
America [Member]
Segment Reporting Information [Line Items]
Total revenues		918	411	855
Long-lived assets	[1]
Europe [Member]
Segment Reporting Information [Line Items]
Total revenues		231	314	1,170
Long-lived assets	[1]

[1]	Long-lived assets are comprised of property and equipment (intangible assets and goodwill are not included).